Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Local Currency Fund
September 30, 2022
LCC-NPRT3-1122
1.9899865.101
Foreign Government and Government Agency Obligations - 82.9%
		Principal Amount (a)	Value ($)
Brazil - 8.4%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 5.8628% to 12.3583% 7/1/23 to 1/1/26	BRL	74,020,000	12,318,007
Brazilian Federative Republic:
10% 1/1/25	BRL	23,500,000	4,213,344
10% 1/1/27	BRL	38,000,000	6,653,747
10% 1/1/29	BRL	18,000,000	3,072,201
10% 1/1/31	BRL	23,500,000	3,931,220
10% 1/1/33	BRL	700,000	115,198
TOTAL BRAZIL			30,303,717
Chile - 1.8%
Chilean Republic:
4.5% 3/1/26	CLP	3,050,000,000	2,879,870
4.7% 9/1/30 (Reg. S) (b)	CLP	1,000,000,000	901,423
5% 3/1/35	CLP	1,825,000,000	1,602,813
6% 1/1/43	CLP	1,275,000,000	1,200,597
TOTAL CHILE			6,584,703
China - 9.5%
Peoples Republic of China:
2.68% 5/21/30	CNY	76,250,000	10,611,941
2.88% 11/5/23	CNY	57,000,000	8,087,788
3.28% 12/3/27	CNY	88,750,000	12,914,686
3.81% 9/14/50	CNY	15,250,000	2,367,470
TOTAL CHINA			33,981,885
Colombia - 4.3%
Colombian Republic:
5.75% 11/3/27	COP	31,100,000,000	5,065,525
6% 4/28/28	COP	1,850,000,000	297,576
7% 6/30/32	COP	22,800,000,000	3,374,124
7.25% 10/26/50	COP	8,500,000,000	1,055,873
7.5% 8/26/26	COP	13,650,000,000	2,520,384
9.25% 5/28/42	COP	9,500,000,000	1,507,490
10% 7/24/24	COP	8,300,000,000	1,747,706
TOTAL COLOMBIA			15,568,678
Czech Republic - 2.9%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	146,000,000	4,229,329
1.2% 3/13/31	CZK	45,000,000	1,302,234
2% 10/13/33	CZK	171,000,000	4,962,319
TOTAL CZECH REPUBLIC			10,493,882
Dominican Republic - 0.7%
Dominican Republic:
8.9% 2/15/23(Reg. S)	DOP	116,250,000	2,157,053
9.75% 6/5/26 (Reg. S)	DOP	26,500,000	478,573
TOTAL DOMINICAN REPUBLIC			2,635,626
Egypt - 0.6%
Arab Republic of Egypt:
14.556% 10/13/27	EGP	36,000,000	1,637,670
16.1% 5/7/29	EGP	12,000,000	562,124
TOTAL EGYPT			2,199,794
Hungary - 1.9%
Hungarian Republic:
2.25% 6/22/34	HUF	470,000,000	546,313
3% 6/26/24	HUF	365,000,000	719,546
3% 10/27/38	HUF	410,000,000	450,185
3.25% 10/22/31	HUF	997,000,000	1,437,200
5.5% 6/24/25	HUF	675,000,000	1,322,176
6.75% 10/22/28	HUF	1,118,000,000	2,206,439
TOTAL HUNGARY			6,681,859
Indonesia - 10.7%
Indonesian Republic:
6.375% 4/15/32	IDR	35,000,000,000	2,139,879
6.5% 6/15/25	IDR	34,750,000,000	2,260,376
7.5% 4/15/40	IDR	61,750,000,000	4,045,025
8.125% 5/15/24	IDR	85,000,000,000	5,732,720
8.25% 5/15/29	IDR	102,000,000,000	6,999,836
8.25% 5/15/36	IDR	44,750,000,000	3,081,292
8.375% 9/15/26	IDR	120,750,000,000	8,298,465
8.375% 3/15/34	IDR	71,788,000,000	4,980,727
8.375% 4/15/39	IDR	15,750,000,000	1,098,957
TOTAL INDONESIA			38,637,277
Kazakhstan - 0.2%
Kazakhstan Republic 10.5% 8/4/26	KZT	440,000,000	848,615
Malaysia - 5.0%
Malaysian Government:
3.757% 5/22/40	MYR	10,000,000	1,862,605
3.828% 7/5/34	MYR	14,300,000	2,842,237
3.885% 8/15/29	MYR	12,100,000	2,529,518
4.065% 6/15/50	MYR	14,500,000	2,680,358
4.696% 10/15/42	MYR	9,000,000	1,887,613
4.762% 4/7/37	MYR	28,250,000	6,157,306
TOTAL MALAYSIA			17,959,637
Mexico - 11.0%
United Mexican States:
5.75% 3/5/26	MXN	275,000,000	11,982,255
7.75% 11/23/34	MXN	65,000,000	2,785,726
7.75% 11/13/42	MXN	124,250,000	5,135,311
8% 12/7/23	MXN	170,750,000	8,229,947
8% 7/31/53	MXN	22,000,000	915,415
8.5% 5/31/29	MXN	223,000,000	10,443,115
TOTAL MEXICO			39,491,769
Peru - 2.3%
Peruvian Republic:
5.35% 8/12/40	PEN	2,250,000	385,960
5.4% 8/12/34(Reg. S)	PEN	15,250,000	2,859,946
6.35% 8/12/28	PEN	9,900,000	2,265,191
6.95% 8/12/31	PEN	11,500,000	2,575,135
TOTAL PERU			8,086,232
Philippines - 0.3%
Philippine Republic:
3.9% 11/26/22	PHP	30,000,000	498,744
6.25% 1/14/36	PHP	30,000,000	454,377
TOTAL PHILIPPINES			953,121
Poland - 4.5%
Polish Government:
1.25% 10/25/30	PLN	18,300,000	2,384,770
1.75% 4/25/32	PLN	16,750,000	2,143,820
2.5% 7/25/26	PLN	37,250,000	6,306,176
2.5% 7/25/27	PLN	15,000,000	2,445,137
2.75% 10/25/29	PLN	18,250,000	2,786,044
TOTAL POLAND			16,065,947
Romania - 3.1%
Romanian Republic:
3.65% 9/24/31	RON	16,050,000	2,207,396
4% 10/25/23	RON	9,750,000	1,854,271
4.25% 6/28/23	RON	20,250,000	3,908,574
4.75% 2/24/25	RON	5,550,000	1,012,163
4.75% 10/11/34	RON	2,500,000	348,303
5% 2/12/29	RON	10,950,000	1,799,060
TOTAL ROMANIA			11,129,767
South Africa - 9.4%
South African Republic:
6.5% 2/28/41	ZAR	125,250,000	4,182,067
7% 2/28/31	ZAR	56,750,000	2,426,021
8% 1/31/30	ZAR	208,500,000	9,868,890
8.75% 2/28/48	ZAR	106,000,000	4,423,423
8.875% 2/28/35	ZAR	215,000,000	9,714,192
10.5% 12/21/26	ZAR	57,500,000	3,287,959
TOTAL SOUTH AFRICA			33,902,552
Thailand - 5.0%
Kingdom of Thailand:
1.585% 12/17/35	THB	45,750,000	955,554
1.6% 12/17/29	THB	73,500,000	1,776,198
1.6% 6/17/35	THB	180,750,000	3,782,190
2% 12/17/31	THB	76,000,000	1,852,470
2% 6/17/42	THB	45,000,000	874,354
2.875% 6/17/46	THB	44,400,000	934,338
3.3% 6/17/38	THB	237,500,000	5,841,172
4.875% 6/22/29	THB	61,750,000	1,812,544
TOTAL THAILAND			17,828,820
Turkey - 1.1%
Turkish Republic:
8% 3/12/25	TRY	38,250,000	1,925,894
11% 2/24/27	TRY	16,250,000	893,330
11.7% 11/13/30	TRY	12,500,000	747,005
12.4% 3/8/28	TRY	7,750,000	459,581
TOTAL TURKEY			4,025,810
Uruguay - 0.2%
Uruguay Republic:
8.25% 5/21/31	UYU	31,500,000	623,006
8.5% 3/15/28 (Reg. S)	UYU	5,500,000	116,425
TOTAL URUGUAY			739,431
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $362,145,659)			298,119,122

Supranational Obligations - 1.2%
		Principal Amount (a)	Value ($)
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S)	PHP	57,900,000	904,599
Inter-American Development Bank:
5.1% 11/17/26	IDR	15,000,000,000	930,527
5.7% 11/12/24	INR	105,000,000	1,239,217
International Finance Corp. 5.85% 11/25/22	INR	90,000,000	1,097,419
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,866,910)			4,171,762

Money Market Funds - 15.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c) (Cost $55,478,854)	55,467,760	55,478,854

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $422,491,423)	357,769,738
NET OTHER ASSETS (LIABILITIES) - 0.5% (d)	1,905,297
NET ASSETS - 100.0%	359,675,035

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	3,714,855	BRL	20,018,980	Citibank, N.A.	10/03/22	3,753
USD	1,509,035	ZAR	26,961,282	Goldman Sachs Bank USA	10/03/22	19,461
BRL	20,214,000	USD	3,731,172	BNP Paribas S.A.	10/20/22	1,189
BRL	4,589,000	USD	853,609	Bank of America, N.A.	10/20/22	(6,285)
BRL	4,830,000	USD	923,430	Citibank, N. A.	10/20/22	(31,607)
BRL	4,964,000	USD	965,083	Citibank, N. A.	10/20/22	(48,518)
BRL	10,249,000	USD	1,937,063	Citibank, N. A.	10/20/22	(44,663)
BRL	22,475,000	USD	4,319,208	Citibank, N. A.	10/20/22	(169,371)
BRL	5,865,000	USD	1,113,854	Citibank, N. A.	10/20/22	(30,927)
CLP	1,842,951,000	USD	1,975,296	Citibank, N. A.	10/20/22	(76,244)
CLP	2,083,191,000	USD	2,345,804	Citibank, N. A.	10/20/22	(199,198)
CLP	883,366,000	USD	938,005	Citibank, N. A.	10/20/22	(27,748)
CLP	896,944,000	USD	912,456	Citibank, N. A.	10/20/22	11,792
CLP	583,066,000	USD	608,032	Citibank, N. A.	10/20/22	(7,217)
CNY	11,762,000	USD	1,709,593	Citibank, N. A.	10/20/22	(55,582)
CNY	14,612,000	USD	2,161,155	Goldman Sachs Bank USA	10/20/22	(106,367)
CNY	4,704,000	USD	701,043	JPMorgan Chase Bank, N.A.	10/20/22	(39,551)
COP	3,171,500,000	USD	710,780	BNP Paribas S.A.	10/20/22	(25,054)
COP	5,826,400,000	USD	1,360,488	Citibank, N. A.	10/20/22	(100,733)
COP	4,231,000,000	USD	956,591	Citibank, N. A.	10/20/22	(41,785)
CZK	90,099,000	USD	3,718,269	BNP Paribas S.A.	10/20/22	(134,498)
CZK	63,981,000	USD	2,582,928	BNP Paribas S.A.	10/20/22	(38,024)
CZK	25,591,000	USD	1,039,295	Bank of America, N.A.	10/20/22	(21,389)
CZK	49,891,000	USD	2,009,873	Citibank, N. A.	10/20/22	(25,413)
EGP	43,396,000	USD	2,106,602	BNP Paribas S.A.	10/20/22	48,567
EGP	10,572,000	USD	505,595	Goldman Sachs Bank USA	10/20/22	19,440
EGP	18,781,000	USD	910,373	Goldman Sachs Bank USA	10/20/22	22,345
EUR	1,956,000	USD	1,950,393	Bank of America, N.A.	10/20/22	(31,234)
HUF	431,782,000	USD	1,072,533	Bank of America, N.A.	10/20/22	(77,095)
HUF	595,318,000	USD	1,447,621	Bank of America, N.A.	10/20/22	(75,163)
HUF	382,804,000	USD	967,826	HSBC Bank	10/20/22	(85,302)
HUF	1,528,590,000	USD	3,857,850	JPMorgan Chase Bank, N.A.	10/20/22	(333,808)
IDR	5,214,000,000	USD	346,745	BNP Paribas S.A.	10/20/22	(4,513)
IDR	10,993,600,000	USD	738,718	Goldman Sachs Bank USA	10/20/22	(17,131)
IDR	11,672,300,000	USD	785,855	Goldman Sachs Bank USA	10/20/22	(19,720)
IDR	4,489,000,000	USD	300,268	JPMorgan Chase Bank, N.A.	10/20/22	(5,623)
ILS	6,687,000	USD	1,990,481	Bank of America, N.A.	10/20/22	(112,689)
ILS	3,157,000	USD	900,130	JPMorgan Chase Bank, N.A.	10/20/22	(13,605)
INR	88,063,000	USD	1,103,685	Citibank, N. A.	10/20/22	(25,256)
INR	67,755,000	USD	849,806	Citibank, N. A.	10/20/22	(20,071)
INR	116,587,000	USD	1,466,319	State Street Bank and Trust Co	10/20/22	(38,582)
MXN	4,980,000	USD	247,043	BNP Paribas S.A.	10/20/22	(520)
MXN	112,994,000	USD	5,498,378	Brown Brothers Harriman & Co	10/20/22	95,125
MXN	40,821,000	USD	1,976,791	Goldman Sachs Bank USA	10/20/22	43,957
MXN	20,204,000	USD	989,212	HSBC Bank	10/20/22	10,940
MXN	20,520,000	USD	997,738	JPMorgan Chase Bank, N.A.	10/20/22	18,057
MYR	48,487,000	USD	10,898,404	Goldman Sachs Bank USA	10/20/22	(437,827)
MYR	2,728,000	USD	598,639	Goldman Sachs Bank USA	10/20/22	(10,101)
MYR	12,519,000	USD	2,748,710	Goldman Sachs Bank USA	10/20/22	(47,863)
PEN	1,682,000	USD	428,754	BNP Paribas S.A.	10/20/22	(7,479)
PHP	112,150,000	USD	1,899,238	Bank of America, N.A.	10/20/22	7,384
PHP	54,925,000	USD	974,366	Goldman Sachs Bank USA	10/20/22	(40,606)
PLN	4,748,000	USD	1,014,422	BNP Paribas S.A.	10/20/22	(59,142)
PLN	9,527,000	USD	2,033,145	BNP Paribas S.A.	10/20/22	(116,347)
PLN	15,860,000	USD	3,407,823	Brown Brothers Harriman & Co	10/20/22	(216,848)
PLN	2,230,000	USD	470,814	Brown Brothers Harriman & Co	10/20/22	(22,146)
PLN	9,394,000	USD	2,056,552	Goldman Sachs Bank USA	10/20/22	(166,514)
PLN	13,994,000	USD	2,918,274	HSBC Bank	10/20/22	(102,732)
PLN	4,250,000	USD	852,514	HSBC Bank	10/20/22	2,571
PLN	9,886,000	USD	2,035,191	JPMorgan Chase Bank, N.A.	10/20/22	(46,163)
RON	7,697,000	USD	1,588,740	BNP Paribas S.A.	10/20/22	(67,896)
RON	4,705,000	USD	919,126	BNP Paribas S.A.	10/20/22	10,531
RON	5,317,000	USD	1,099,105	Goldman Sachs Bank USA	10/20/22	(48,524)
RON	3,479,000	USD	716,716	HSBC Bank	10/20/22	(29,303)
RON	9,668,000	USD	1,998,346	JPMorgan Chase Bank, N.A.	10/20/22	(88,054)
RON	706,000	USD	137,070	JPMorgan Chase Bank, N.A.	10/20/22	2,428
RUB	416,551,000	USD	6,977,404	Goldman Sachs Bank USA	10/20/22	(205,322)
RUB	33,684,000	USD	484,662	JPMorgan Chase Bank, N.A.	10/20/22	62,956
SGD	5,432,000	USD	3,948,495	HSBC Bank	10/20/22	(165,855)
SGD	2,744,000	USD	1,964,340	State Street Bank and Trust Co	10/20/22	(53,521)
THB	528,258,000	USD	14,734,914	JPMorgan Chase Bank, N.A.	10/20/22	(753,107)
THB	65,585,000	USD	1,840,208	JPMorgan Chase Bank, N.A.	10/20/22	(104,319)
THB	71,424,000	USD	2,021,053	JPMorgan Chase Bank, N.A.	10/20/22	(130,619)
THB	36,257,000	USD	995,597	JPMorgan Chase Bank, N.A.	10/20/22	(35,956)
THB	35,109,000	USD	959,480	JPMorgan Chase Bank, N.A.	10/20/22	(30,224)
TRY	5,325,000	USD	271,516	Citibank, N. A.	10/20/22	9,605
USD	1,457,404	BRL	7,647,000	BNP Paribas S.A.	10/20/22	45,444
USD	1,200,694	BRL	6,225,000	Bank of America, N.A.	10/20/22	51,296
USD	2,255,884	BRL	11,847,000	Citibank, N. A.	10/20/22	68,426
USD	1,055,091	BRL	5,420,000	Citibank, N. A.	10/20/22	54,329
USD	932,887	BRL	4,879,000	Citibank, N. A.	10/20/22	32,017
USD	2,129,923	BRL	11,574,000	Citibank, N. A.	10/20/22	(7,128)
USD	334,074	BRL	1,730,000	State Street Bank and Trust Co	10/20/22	14,642
USD	1,915,073	CLP	1,737,986,000	BNP Paribas S.A.	10/20/22	124,181
USD	900,407	CLP	839,449,000	Citibank, N. A.	10/20/22	35,404
USD	1,976,722	CLP	1,806,922,000	Citibank, N. A.	10/20/22	114,796
USD	991,996	CLP	915,811,000	Citibank, N. A.	10/20/22	48,307
USD	1,922,049	CNY	13,660,000	Goldman Sachs Bank USA	10/20/22	1,134
USD	1,158,836	CNY	7,843,000	State Street Bank and Trust Co	10/20/22	55,927
USD	377,288	COP	1,686,100,000	Bank of America, N.A.	10/20/22	12,728
USD	979,116	COP	4,299,300,000	Bank of America, N.A.	10/20/22	49,543
USD	294,567	COP	1,358,000,000	Citibank, N. A.	10/20/22	947
USD	1,379,030	COP	5,826,400,000	JPMorgan Chase Bank, N.A.	10/20/22	119,275
USD	1,007,151	COP	4,295,500,000	State Street Bank and Trust Co	10/20/22	78,400
USD	1,147,951	CZK	27,879,000	BNP Paribas S.A.	10/20/22	39,038
USD	1,387,242	CZK	33,918,000	Brown Brothers Harriman & Co	10/20/22	38,122
USD	933,270	CZK	22,360,000	Citibank, N. A.	10/20/22	43,881
USD	689,712	CZK	17,267,000	Goldman Sachs Bank USA	10/20/22	2,902
USD	1,010,870	EUR	989,000	JPMorgan Chase Bank, N.A.	10/20/22	40,497
USD	975,556	EUR	967,000	Royal Bank of Canada	10/20/22	26,769
USD	995,200	HUF	392,578,000	Bank of America, N.A.	10/20/22	90,143
USD	986,310	HUF	390,023,000	Goldman Sachs Bank USA	10/20/22	87,143
USD	997,084	HUF	385,092,000	HSBC Bank	10/20/22	109,285
USD	1,055,131	HUF	424,108,000	HSBC Bank	10/20/22	77,384
USD	970,036	IDR	14,461,300,000	BNP Paribas S.A.	10/20/22	20,840
USD	1,993,882	IDR	29,493,500,000	Goldman Sachs Bank USA	10/20/22	58,017
USD	1,742,786	IDR	26,647,200,000	Goldman Sachs Bank USA	10/20/22	(6,256)
USD	1,964,581	INR	157,471,000	Citibank, N. A.	10/20/22	36,175
USD	1,126,503	MXN	22,796,000	BNP Paribas S.A.	10/20/22	(1,959)
USD	2,259,981	MXN	45,582,000	Canadian Imperial Bk. of Comm.	10/20/22	3,551
USD	7,807,895	MXN	158,558,000	Goldman Sachs Bank USA	10/20/22	(41,148)
USD	1,026,208	MXN	20,701,000	Goldman Sachs Bank USA	10/20/22	1,453
USD	2,536,758	MYR	11,318,000	Goldman Sachs Bank USA	10/20/22	95,015
USD	823,251	MYR	3,824,000	Goldman Sachs Bank USA	10/20/22	(1,738)
USD	760,818	MYR	3,534,000	Goldman Sachs Bank USA	10/20/22	(1,606)
USD	981,483	PHP	56,239,000	Citibank, N. A.	10/20/22	25,385
USD	2,704,470	PHP	150,666,000	State Street Bank and Trust Co	10/20/22	143,052
USD	2,956,369	PLN	13,765,000	BNP Paribas S.A.	10/20/22	186,901
USD	971,529	PLN	4,636,000	Bank of America, N.A.	10/20/22	38,783
USD	813,715	PLN	3,885,000	Bank of America, N.A.	10/20/22	32,067
USD	3,189,341	PLN	14,931,000	JPMorgan Chase Bank, N.A.	10/20/22	185,278
USD	1,901,775	PLN	9,022,000	JPMorgan Chase Bank, N.A.	10/20/22	86,582
USD	1,717,803	RON	8,443,000	Bank of America, N.A.	10/20/22	49,557
USD	1,350,051	RON	6,839,000	Brown Brothers Harriman & Co	10/20/22	(1,261)
USD	1,002,604	RON	4,936,000	Goldman Sachs Bank USA	10/20/22	27,303
USD	1,788,615	RUB	116,260,000	Goldman Sachs Bank USA	10/20/22	(101,483)
USD	1,606,897	RUB	102,279,000	Goldman Sachs Bank USA	10/20/22	(55,905)
USD	1,764,944	RUB	125,311,000	JPMorgan Chase Bank, N.A.	10/20/22	(272,301)
USD	1,530,719	RUB	106,385,000	JPMorgan Chase Bank, N.A.	10/20/22	(198,836)
USD	3,932,257	SGD	5,432,000	State Street Bank and Trust Co	10/20/22	149,617
USD	973,318	THB	34,235,000	JPMorgan Chase Bank, N.A.	10/20/22	67,194
USD	857,127	THB	30,968,000	JPMorgan Chase Bank, N.A.	10/20/22	37,473
USD	1,045,326	THB	38,583,000	JPMorgan Chase Bank, N.A.	10/20/22	24,121
USD	185,016	TRY	3,523,000	Brown Brothers Harriman & Co	10/20/22	(972)
USD	280,933	TRY	5,325,000	HSBC Bank	10/20/22	(187)
USD	1,052,856	ZAR	17,809,000	Bank of America, N.A.	10/20/22	70,406
USD	2,025,152	ZAR	33,326,000	Citibank, N. A.	10/20/22	186,692
USD	2,141,927	ZAR	36,194,000	Goldman Sachs Bank USA	10/20/22	145,251
USD	829,923	ZAR	14,124,000	Goldman Sachs Bank USA	10/20/22	50,759
USD	1,301,214	ZAR	22,343,000	State Street Bank and Trust Co	10/20/22	68,642
USD	965,563	ZAR	16,851,000	State Street Bank and Trust Co	10/20/22	35,961
ZAR	14,555,000	USD	859,217	BNP Paribas S.A.	10/20/22	(56,277)
ZAR	7,267,000	USD	418,702	Bank of America, N.A.	10/20/22	(17,811)
ZAR	29,617,000	USD	1,784,025	Brown Brothers Harriman & Co	10/20/22	(150,175)
ZAR	33,970,000	USD	2,086,579	Goldman Sachs Bank USA	10/20/22	(212,593)
ZAR	16,673,000	USD	1,008,669	Goldman Sachs Bank USA	10/20/22	(88,888)
ZAR	26,744,000	USD	1,563,275	Goldman Sachs Bank USA	10/20/22	(87,917)
ZAR	16,136,000	USD	927,599	Goldman Sachs Bank USA	10/20/22	(37,441)
ZAR	27,379,000	USD	1,530,102	Goldman Sachs Bank USA	10/20/22	(19,714)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(2,760,414)

Unrealized Appreciation						3,678,136
Unrealized Depreciation						(6,438,550)
Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DOP	-	Dominican Republic peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
INR	-	Indian rupee
KZT	-	Kazakhstan tenge
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu (new)
RUB	-	Russian ruble
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
USD	-	U.S. dollar
UYU	-	Uruguay peso
ZAR	-	South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $901,423 or 0.3% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Includes $3,150,000 of cash collateral segregated for open forward foreign currency contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	54,451,175	164,155,879	163,128,200	320,894	-	-	55,478,854	0.1%
Total	54,451,175	164,155,879	163,128,200	320,894	-	-	55,478,854

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Foreign Government and Government Agency Obligations and Supranational Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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